UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha,   NE

 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/29

Date of reporting period:  11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2012
Shares				Value

	COMMON STOCK - 10.95%
	AEROSPACE/DEFENSE - 0.90%
1,800	L-3 Communications Holdings, Inc. +			$ 138,330
800	Lockheed Martin Corp. +			74,640
				212,970
	AGRICULTURE - 0.56%
5,000	Archer-Daniels-Midland Co. +			133,500

	BANKS - 0.56%
3,000	State Street Corp. +			133,320

	BIOTECHNOLOGY - 0.53%
1,600	Celgene Corp. * +			125,744

	COAL - 0.40%
1,400	CONSOL Energy, Inc. +			43,890
2,000	Peabody Energy Corp. +			50,220
				94,110
	COMPUTERS - 0.74%
300	Apple, Inc. +			175,584

	DIVERSIFIED FINANCIAL SERVICES - 0.66%
6,500	NASDAQ OMX Group, Inc. +			157,495

	ELECTRIC - 0.27%
1,000	Entergy Corp. +			63,540
1	Exelon Corp.			30
				63,570
	ENGINEERING & CONSTRUCTION - 0.02%
300	Engility Holdings, Inc. * +			5,508

	HEALTHCARE-PRODUCTS - 0.53%
3,000	Medtronic, Inc. +			126,330

	INSURANCE - 0.45%
2,000	Aflac, Inc. +			105,980

	INTERNET - 0.82%
280	Google, Inc. - Cl. A * +			195,544

	MEDIA - 1.21%
4,000	DIRECTV * +			198,800
3,500	News Corp. - CL. B +			88,270
				287,070
	MINING - 0.95%
2,200	Rio Tinto PLC - ADR +			109,560
250,000	St Andrew Goldfields Ltd. *			113,247
				222,807

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012
Shares				Value

	OIL & GAS - 1.01%
4,000	Chesapeake Energy Corp. +			$ 68,120
2,500	Diamond Offshore Drilling, Inc. +			172,500
				240,620
	OIL & GAS SERVICES - 0.18%
800	Cameron International Corp. * +			43,160

	PHARMACEUTICALS - 0.52%
2,500	Eli Lilly & Co. +			122,600

	RETAIL - 0.64%
2,100	Wal-Mart Stores, Inc. +			151,242

	TOTAL COMMON STOCK			2,597,154
	( Cost - $2,280,922)

	EXCHANGE TRADED FUNDS - 46.36%
	ASSET ALLOCATION FUNDS - 4.95%
17,500	iShares Diversified Alternatives Trust *			876,330
13,500	PowerShares DB US Dollar Index Bullish Fund *			295,920
				1,172,250
	COMMODITY FUND - 0.42%
600	SPDR Gold Shares *			99,630

	DEBT FUNDS - 18.40%
750	iShares Barclays 20+ Year Treasury Bond Fund			93,592
10,800	iShares Barclays 7-10 Year Treasury Bond Fund			1,175,040
5,500	iShares Barclays MBS Bond Fund			595,870
1,750	iShares Barclays TIPS Bond Fund			215,092
2,150	iShares iBoxx $ High Yield Corporate Bond Fund			200,057
750	iShares iBoxx Investment Grade Corporate Bond Fund			91,598
8,590	iShares JPMorgan USD Emerging Markets Bond Fund			1,054,165
23,500	iShares S&P US Preferred Stock Index Fund			938,120
				4,363,534
	EQUITY FUNDS - 22.59%
21,000	Accuvest Global Long Short ETF			455,280
4,500	Barclays S&P 500 Dynamic VEQTORTM TotaL Return Index *			570,285
6,000	Consumer Staples Select Sector SPDR Fund +			216,240
85,500	IQ Hedge Multi-Strategy Tracker ETF			2,415,375
18,000	IQ Merger Arbitrage ETF *			443,520
6,000	iShares Dow Jones US Home Construction Index Fund +			123,000
1,500	iShares Dow Jones US Real Estate Index Fund +			95,445
13,000	iShares Dow Jones US Telecommunications Sector Index Fund +			310,440
1,750	iShares MSCI EAFE Index Fund			96,408
5,670	iShares MSCI Emerging Markets Index Fund			237,006
4,800	Technology Select Sector SPDR Fund +			139,824
7,200	Utilities Select Sector SPDR Fund +			254,304
				5,357,127

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012
Principal				Value

	TOTAL EXCHANGE TRADED FUNDS			$ 10,992,541
	( Cost - $10,906,175)
		Interest Rate (%)	Maturity Date
	CORPORATE BOND - 1.07%
	HOME BUILDERS - 1.07%
$ 250,000	Servicios Corporativos Javer SAPI de CV	9.8750	4/6/2021	254,063
	( Cost - $249,741)

	US TREASURY NOTES - 15.77%
1,500,000	United States Treasury Inflation Indexed Bonds	0.1250	4/15/2016	1,656,957
300,000	United States Treasury Inflation Indexed Bonds	1.1250	1/15/2021	375,446
600,000	United States Treasury Inflation Indexed Bonds	1.2500	4/15/2014	675,797
650,000	United States Treasury Inflation Indexed Bonds	2.1250	2/15/2041	1,030,765
	( Cost - $3,623,232)			3,738,965

Shares	SHORT-TERM INVESTMENT - 26.29%
	MONEY MARKET FUND - 26.29%
6,234,217	AIM STIT - Liquid Assets Portfolio, 0.48% ** +			6,234,217
	TOTAL SHORT-TERM INVESTMENT
	( Cost - $6,234,217)

	TOTAL INVESTMENTS - 100.44%
	( Cost - $23,294,287) (a)			$ 23,816,940
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.44) %			(106,006)
	NET ASSETS - 100.00%			$ 23,710,934

	SECURITIES SOLD SHORT - (13.19) %
500	Amazon.com, Inc. *			126,025
900	Caterpillar, Inc.			76,716
6,000	Cisco Systems, Inc.			113,460
800	EOG Resources, Inc.			94,096
2,200	Expeditors International of Washington, Inc.			82,324
800	Franklin Resources, Inc.			105,616
1,500	Energy Select Sector SPDR Fund			106,620
3,000	Health Care Select Sector SPDR Fund			120,720
1,400	Materials Select Sector SPDR Fund			51,380
15,850	SPDR S&P 500 ETF Trust			2,251,651
	( Proceeds - $3,041,969)			3,128,608

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012
Contracts				Unrealized Appreciation/ (Depreciation)

	FUTURES CONTRACTS PURCHASED- 0.02%
4	Euro-Bond Future			$ 8,117
	(Underlying Face Amount at Value $742,964)
3	Platinum Future			(4,035)
	(Underlying Face Amount at Value $240,690)
2	US 10 Year Future			281
	(Underlying Face Amount at Value $267,282)
	TOTAL FUTURES CONTRACTS PURCHASED			4,363

	FUTURES CONTRACTS SOLD - (0.15) %
2	British Pound Future			2,150
	(Underlying Face Amount at Value $200,288)
10	Euro Fx Future			(4,950)
	(Underlying Face Amount at Value $1,625,000)
2	Live Cattle			780
	(Underlying Face Amount at Value $101,380)
4	OAT Euro Future			(10,823)
	(Underlying Face Amount at Value $713,100)
34	S&P E-Mini Future			(12,275)
	(Underlying Face Amount at Value $2,404,650)
13	US 5YR NOTE			(9,872)
	(Underlying Face Amount at Value $1,622,972)
7	US Ultra Bond			(578)
	(Underlying Face Amount at Value $1,161,566)
	TOTAL FUTURES CONTRACTS SOLD			(35,568)

	SHORT EQUITY SWAP CONTRACTS - 0.01%
	Dow Jones Commodity Index Equity Swap, JP Morgan- December 17, 2012 to pay total return of Dow Jones Commodity Index			107
	(Notional Amount $250,000)

	JP Morgan Mozaic US Vol Index Equity Swap, JP Morgan- January 22, 2013 to pay total return of JP Morgan Mozaic US Vol Index			2,851
	(Notional Amount $250,000)
	TOTAL SHORT EQUITY SWAP CONTRACTS			2,958

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2012.
ADR - American Depositary Reciept.
+ All or portion of these securities are pledged as collateral for short positions. Total collateral had a market value of $4,229,551 at November 30, 2012.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $20,708,191 And differs from market value by net unrealized appreciation (depreciation) of:

	Unrealized appreciation			$ 71,915
	Unrealized depreciation			(91,774)
	Net unrealized depreciation			$ (19,859)

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock*	$ 2,597,154	$ -	$ -	$ 2,597,154
Exchange Traded Funds	10,992,541	-	-	10,992,541
Corproate Bonds	-	254,063		254,063
US Treasury Notes	-	3,738,965	-	3,738,965
Short-Term Investments	6,234,217	-	-	6,234,217
Total Investments	19,823,912	3,993,028		23,816,940
Total Return Swap***	-	2,958	-	2,958
Total	$ 19,823,912	$ 3,995,986	$ -	$ 23,819,898
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 3,128,608	$ -	$ -	$ 3,128,608
Futures Contracts **	31,205	-	-	31,205
Total	$ 3,159,813	$ -	$ -	$ 3,159,813

The Fund did not hold any Level 3 securities.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
*Please refer to the Portfolio of Investments for Industry clasification

**Futures Contracts are derivative instruments not reflected in the Portfolio of Investments.  This amount represents net unrealized depreciation on futures contracts purchased and sold as of November 30, 2012.

***Represents variation margin on the last day of the reporting period.
The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of November 30, 2012 categorized by risk exposure:

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Risk Exposure Category	Unrealized Gain/(Loss) at 11/30/2012
Commodity contracts	$(3,255)
Equity contracts	(12,275)
Foreign exchange contracts	(13,623)
Interest rate contracts	(2,052)
Total	$(31,205)

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Underlying Investments in Other Investment Companies - The Fund currently invests a portion of its assets in AIM STIT- Liquid Assets Portfolio ("AIM").  The Fund may redeem its investment from AIM at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of AIM.  The financial statements of AIM, including the portfolio of investments, can be found at www.invesco.com or the Security and Exchange Commissions website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of November 30, 2012, the percentage of the Fund's net assets invested in AIM was 26.29%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    1/29/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

1/29/13